Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 387,427	$ 403,805
Deposits in banks	0	5,308
Restricted cash	87,539	142,695
Trade receivables	50,692	43,100
Other receivables	99,651	60,691
Current maturities of contract assets	0	8,070
Other financial assets	975	976
Assets of disposal groups classified as held for sale	81,661	0
Total current assets	707,945	664,645
Non-current assets
Restricted cash	60,802	38,891
Other long-term receivables	61,045	32,540
Deferred costs in respect of projects	357,358	271,424
Deferred borrowing costs	276	493
Loans to investee entities	18,112	35,878
Contract assets	0	91,346
Fixed assets, net	3,699,192	2,947,369
Intangible assets, net	291,442	287,961
Deferred taxes assets	10,744	9,134
Right-of-use asset, net	210,941	121,348
Financial assets at fair value through profit or loss	69,216	53,466
Other financial assets	59,812	79,426
Total non-current assets	4,838,940	3,969,276
Total assets	5,546,885	4,633,921
Current liabilities
Credit and current maturities of loans from banks and other financial institutions	212,246	324,666
Trade payables	161,991	105,574
Other payables	107,825	103,622
Current maturities of debentures	44,962	26,233
Current maturities of lease liability	10,240	8,113
Financial liabilities through profit or loss	0	13,860
Other financial liabilities	8,141	1,224
Liabilities of disposal groups classified as held for sale	46,635	0
Total current liabilities	592,040	583,292
Non-current liabilities
Debentures	433,994	293,751
Convertible debentures	133,056	130,566
Loans from banks and other financial institutions	1,996,137	1,702,925
Loans from non-controlling interests	75,598	92,750
Financial liabilities through profit or loss	25,844	34,524
Other financial liabilities	107,865	62,020
Deferred taxes liabilities	41,792	44,941
Deferred income related to tax equity	403,384	60,880
Employee benefits	1,215	4,784
Lease liability	211,941	119,484
Asset retirement obligation	83,085	68,047
Total non-current liabilities	3,513,911	2,614,672
Total liabilities	4,105,951	3,197,964
Equity
Ordinary share capital	3,308	3,293
Share premium	1,028,532	1,028,532
Capital reserves	25,273	57,730
Proceeds on account of convertible options	15,494	15,494
Accumulated profit	107,919	63,710
Equity attributable to shareholders of the Company	1,180,526	1,168,759
Non-controlling interests	260,408	267,198
Total equity	1,440,934	1,435,957
Total liabilities and equity	$ 5,546,885	$ 4,633,921